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Report of Independent Registered Public Accounting Firm

The Board of Directors of COUNTRY Investors Life Assurance Company and
Contract Owners of COUNTRY Investors Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise COUNTRY Investors Variable Annuity Account (the Separate Account), as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 2004.

A member firm of Ernst & Young Global Limited

Appendix

Subaccounts comprising COUNTRY Investors Variable Annuity Account

Subaccounts
American Century VP Capital Appreciation Fund
American Century VP Inflation Protection Bond Fund
American Century VP Ultra® Fund
BNY Mellon VIF Appreciation Portfolio – Initial Shares
BNY Mellon VIF Growth & Income Portfolio – Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares
Calvert VP EAFE International Index Portfolio – Class F
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio – Class F
Calvert VP S&P MidCap 400 Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio – Class F
DWS Global Small Cap VIP – Class A
DWS International Growth VIP – Class A
Federated Hermes Government Money Fund II – Service Shares
Federated Hermes Managed Volatility Fund II – Primary Shares
Federated Hermes Quality Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Contrafund® Portfolio – Service Class 2
Fidelity® VIP Disciplined Small Cap – Service Class 2
Fidelity® VIP Growth & Income Portfolio – Initial Class
Fidelity® VIP Growth Portfolio – Initial Class
Fidelity® VIP Growth Portfolio – Service Class 2
Fidelity® VIP High Income Portfolio – Service Class 2
Fidelity® VIP Index 500 Portfolio – Initial Class
Fidelity® VIP Index 500 Portfolio – Service Class 2
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class
Fidelity® VIP Mid Cap Portfolio – Service Class 2
Fidelity® VIP Overseas Portfolio – Initial Class
Fidelity® VIP Real Estate Portfolio – Service Class 2
Franklin Global Real Estate VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Small-Mid Cap Growth VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 2
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$71,985	$71,985	$-	$71,985	$89,554	6,100.40	2,412.79	-
American Century VP Inflation Protection Bond Fund	17,894	17,894	-	17,894	19,674	1,903.60	1,357.18	-
American Century VP Ultra® Fund	209,513	209,513	-	209,513	216,680	10,833.12	5,257.72	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	49,818	49,818	-	49,818	58,834	1,560.24	1,362.17	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	128,175	128,175	-	128,175	132,476	4,439.74	3,322.81	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	129,664	129,664	-	129,664	150,599	3,291.81	6,037.13	-
Calvert VP EAFE International Index Portfolio - Class F	1,271,379	1,271,379	-	1,271,379	1,350,505	15,310.44	66,881.54	-
Calvert VP Russell 2000® Small Cap Index Portfolio	349,707	345,656	4,051	349,707	382,662	5,062.34	12,264.25	143.73
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	43,960	43,960	-	43,960	48,845	642.22	1,050.04	-
Calvert VP S&P MidCap 400 Index Portfolio	184,466	184,466	-	184,466	175,882	1,691.42	4,706.07	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	35,775	35,775	-	35,775	35,347	328.09	917.35	-
DWS Global Small Cap VIP - Class A	16,988	16,988	-	16,988	21,751	1,993.85	584.29	-
Federated Hermes Government Money Fund II - Service Shares	457,155	457,155	-	457,155	457,155	457,155.21	50,090.49	-
Federated Hermes Managed Volatility Fund II - Primary Shares	289,930	289,930	-	289,930	353,014	34,270.71	17,333.25	-
Federated Hermes Quality Bond Fund II - Primary Shares	909,017	909,017	-	909,017	1,002,677	92,662.31	80,986.15	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,119,947	2,119,947	-	2,119,947	1,998,106	55,964.82	49,842.63	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	383,830	383,830	-	383,830	364,539	10,504.38	8,066.37	-
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	-	-	-	-	-	-	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	264,139	264,139	-	264,139	203,996	10,996.63	7,600.81	-
Fidelity® VIP Growth Portfolio - Initial Class	470,099	459,060	11,039	470,099	472,598	6,573.89	10,542.64	253.52
Fidelity® VIP Growth Portfolio - Service Class 2	70,366	70,366	-	70,366	77,342	1,015.83	1,230.03	-
Fidelity® VIP High Income Portfolio - Service Class 2	6,358	6,358	-	6,358	6,979	1,510.27	286.20	-
Fidelity® VIP Index 500 Portfolio - Initial Class	2,409,988	2,400,092	9,896	2,409,988	1,532,577	6,430.41	62,314.30	256.92
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,100,507	2,100,507	-	2,100,507	1,522,407	5,681.65	43,129.22	-
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,819,614	4,810,368	9,246	4,819,614	5,927,220	446,260.56	429,544.53	825.58
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,150,533	2,150,533	-	2,150,533	2,279,240	68,927.35	52,244.07	-
Fidelity® VIP Overseas Portfolio - Initial Class	636,871	636,871	-	636,871	680,405	29,348.88	31,128.31	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	420,973	420,973	-	420,973	466,012	25,953.93	10,679.68	-
Franklin Global Real Estate VIP Fund - Class 2	425,010	425,010	-	425,010	530,070	36,670.44	29,692.49	-
Franklin Mutual Shares VIP Fund - Class 2	86,033	86,033	-	86,033	98,649	5,675.01	3,752.29	-
Franklin Small Cap Value VIP Fund - Class 2	960,691	960,691	-	960,691	1,087,091	76,671.27	26,398.18	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	120,645	120,645	-	120,645	181,766	11,479.03	3,696.51	-
Franklin U.S. Government Securities VIP Fund - Class 2	103,602	103,602	-	103,602	123,779	10,167.04	8,773.78	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Templeton Global Bond VIP Fund - Class 2	$8,394	$8,394	$-	$8,394	$10,200	672.61	705.58	-
Templeton Growth VIP Fund - Class 2	102,257	102,257	-	102,257	120,381	9,986.05	6,179.46	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	330,518	322,220	8,298	330,518	325,898	31,689.13	7,936.67	204.39
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	236,293	236,293	-	236,293	264,770	13,156.64	7,009.81	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	338,781	338,781	-	338,781	354,183	19,118.56	7,898.67	-
T. Rowe Price All-Cap Opportunities Portfolio	3,862,240	3,862,240	-	3,862,240	4,524,452	134,760.63	69,244.34	-
T. Rowe Price Equity Income Portfolio	4,149,666	4,149,666	-	4,149,666	4,086,901	153,634.42	134,269.56	-
T. Rowe Price Moderate Allocation Portfolio	517,184	517,184	-	517,184	591,847	29,038.94	20,900.42	-
T. Rowe Price International Stock Portfolio	2,021,412	2,021,412	-	2,021,412	2,435,067	155,016.29	101,912.94	-

See accompanying notes, including note 6 which includes per unit information.

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(903)	$(903)	$(336)	$10,960	$10,624	$(37,065)	$(27,344)
American Century VP Inflation Protection Bond Fund	986	(227)	759	124	100	224	(3,887)	(2,904)
American Century VP Ultra® Fund	-	(3,065)	(3,065)	70,277	25,594	95,871	(212,603)	(119,797)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	348	(615)	(267)	(402)	15,222	14,820	(26,362)	(11,809)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,064	(1,583)	(519)	1,276	26,493	27,769	(51,206)	(23,956)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(1,644)	(1,644)	131	28,228	28,359	(54,827)	(28,112)
Calvert VP EAFE International Index Portfolio - Class F	45,914	(14,759)	31,155	(1,719)	-	(1,719)	(255,062)	(225,626)
Calvert VP Russell 2000® Small Cap Index Portfolio	3,086	(4,519)	(1,433)	8,991	38,747	47,738	(146,251)	(99,946)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	394	(550)	(156)	(34)	4,947	4,913	(16,362)	(11,605)
Calvert VP S&P MidCap 400 Index Portfolio	1,785	(2,369)	(584)	30,066	20,204	50,270	(85,836)	(36,150)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	349	(463)	(114)	2,162	3,949	6,111	(13,343)	(7,346)
DWS Global Small Cap VIP - Class A	100	(216)	(116)	(42)	3,225	3,183	(8,541)	(5,474)
Federated Hermes Government Money Fund II - Service Shares	5,295	(5,527)	(232)	-	-	-	-	(232)
Federated Hermes Managed Volatility Fund II - Primary Shares	5,643	(3,630)	2,013	239	70,748	70,987	(124,792)	(51,792)
Federated Hermes Quality Bond Fund II - Primary Shares	25,003	(11,507)	13,496	(3,910)	14,861	10,951	(134,700)	(110,253)
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,933	(27,692)	(15,759)	15,343	111,990	127,333	(903,716)	(792,142)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,126	(4,937)	(3,811)	2,148	20,923	23,071	(161,067)	(141,807)
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	-	-	2	31	33	(52)	(19)
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,462	(3,148)	1,314	3,108	5,322	8,430	(26,739)	(16,995)
Fidelity® VIP Growth Portfolio - Initial Class	3,210	(6,212)	(3,002)	8,331	38,653	46,984	(205,930)	(161,948)
Fidelity® VIP Growth Portfolio - Service Class 2	267	(922)	(655)	164	5,897	6,061	(29,455)	(24,049)
Fidelity® VIP High Income Portfolio - Service Class 2	342	(79)	263	(32)	-	(32)	(1,159)	(928)
Fidelity® VIP Index 500 Portfolio - Initial Class	38,691	(31,877)	6,814	250,949	21,910	272,859	(891,838)	(612,165)
Fidelity® VIP Index 500 Portfolio - Service Class 2	28,485	(29,930)	(1,445)	282,659	21,364	304,023	(889,392)	(586,814)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	115,600	(62,098)	53,502	(33,797)	277,633	243,836	(1,112,440)	(815,102)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,061	(27,439)	(21,378)	(3,653)	158,026	154,373	(575,870)	(442,875)
Fidelity® VIP Overseas Portfolio - Initial Class	7,204	(7,726)	(522)	12,155	5,957	18,112	(229,206)	(211,616)
Fidelity® VIP Real Estate Portfolio - Service Class 2	5,432	(5,975)	(543)	510	16,036	16,546	(192,216)	(176,213)
Franklin Global Real Estate VIP Fund - Class 2	11,485	(5,699)	5,786	608	34,330	34,938	(195,592)	(154,868)
Franklin Mutual Shares VIP Fund - Class 2	1,629	(1,091)	538	(708)	9,837	9,129	(18,397)	(8,730)
Franklin Small Cap Value VIP Fund - Class 2	9,978	(11,994)	(2,016)	(18,071)	188,290	170,219	(294,451)	(126,248)

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations
Franklin Small-Mid Cap Growth VIP Fund - Class 2	$-	$(1,592)	$(1,592)	$(2,657)	$34,778	$32,121	$(93,579)	$(63,050)
Franklin U.S. Government Securities VIP Fund - Class 2	2,462	(1,273)	1,189	(2,203)	-	(2,203)	(11,538)	(12,552)
Templeton Global Bond VIP Fund - Class 2	-	(122)	(122)	(4,579)	-	(4,579)	4,205	(496)
Templeton Growth VIP Fund - Class 2	163	(1,248)	(1,085)	855	-	855	(14,275)	(14,505)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,301	(4,105)	(804)	8,414	49,609	58,023	(92,394)	(35,175)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,139	(3,010)	(1,871)	197	52,900	53,097	(111,963)	(60,737)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	323	(4,402)	(4,079)	(3,142)	78,936	75,794	(162,831)	(91,116)
T. Rowe Price All-Cap Opportunities Portfolio	-	(49,849)	(49,849)	6,311	214,872	221,183	(1,312,431)	(1,141,097)
T. Rowe Price Equity Income Portfolio	84,017	(54,366)	29,651	22,863	214,645	237,508	(493,296)	(226,137)
T. Rowe Price Moderate Allocation Portfolio	8,691	(6,730)	1,961	(2,731)	10,643	7,912	(139,745)	(129,872)
T. Rowe Price International Stock Portfolio	16,325	(25,435)	(9,110)	(8,168)	49,321	41,153	(459,555)	(427,512)

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$91,574	$(903)	$10,624	$(37,065)	$(27,344)	$7,372	$(3,810)	$(77)	$4,270	$7,755	$(19,589)	$71,985
American Century VP Inflation Protection Bond Fund	21,483	759	224	(3,887)	(2,904)	-	(270)	(34)	(381)	(685)	(3,589)	17,894
American Century VP Ultra® Fund	427,363	(3,065)	95,871	(212,603)	(119,797)	3,076	(101,353)	(127)	351	(98,053)	(217,850)	209,513
BNY Mellon VIF Appreciation Portfolio - Initial Shares	62,289	(267)	14,820	(26,362)	(11,809)	90	(625)	(101)	(26)	(662)	(12,471)	49,818
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	152,558	(519)	27,769	(51,206)	(23,956)	400	(2,095)	(119)	1,387	(427)	(24,383)	128,175
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	158,909	(1,644)	28,359	(54,827)	(28,112)	2,003	(3,964)	(204)	1,032	(1,133)	(29,245)	129,664
Calvert VP EAFE International Index Portfolio - Class F	1,449,898	31,155	(1,719)	(255,062)	(225,626)	4,981	(114,571)	(2,464)	159,161	47,107	(178,519)	1,271,379
Calvert VP Russell 2000® Small Cap Index Portfolio	486,330	(1,433)	47,738	(146,251)	(99,946)	2,372	(43,992)	29	4,914	(36,677)	(136,623)	349,707
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	52,258	(156)	4,913	(16,362)	(11,605)	-	-	(69)	3,376	3,307	(8,298)	43,960
Calvert VP S&P MidCap 400 Index Portfolio	287,343	(584)	50,270	(85,836)	(36,150)	180	(67,433)	(173)	699	(66,727)	(102,877)	184,466
Calvert VP S&P MidCap 400 Index Portfolio - Class F	56,580	(114)	6,111	(13,343)	(7,346)	-	(13,276)	(31)	(152)	(13,459)	(20,805)	35,775
DWS Global Small Cap VIP - Class A	21,560	(116)	3,183	(8,541)	(5,474)	630	(55)	(38)	365	902	(4,572)	16,988
Federated Hermes Government Money Fund II - Service Shares	474,229	(232)	-	-	(232)	14,884	(17,700)	(601)	(13,425)	(16,842)	(17,074)	457,155
Federated Hermes Managed Volatility Fund II - Primary Shares	363,463	2,013	70,987	(124,792)	(51,792)	3,275	(23,737)	(334)	(945)	(21,741)	(73,533)	289,930
Federated Hermes Quality Bond Fund II - Primary Shares	1,092,710	13,496	10,951	(134,700)	(110,253)	8,703	(63,238)	(745)	(18,160)	(73,440)	(183,693)	909,017
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,912,287	(15,759)	127,333	(903,716)	(792,142)	34,616	(37,415)	(2,925)	5,526	(198)	(792,340)	2,119,947

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$518,196	$(3,811)	$23,071	$(161,067)	$(141,807)	$2,100	$(1,138)	$(347)	$6,826	$7,441	$(134,366)	$383,830
Fidelity® VIP Disciplined Small Cap - Service Class 2	196	-	33	(52)	(19)	-	(175)	(2)	-	(177)	(196)	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	274,172	1,314	8,430	(26,739)	(16,995)	10,265	(1,367)	(285)	(1,651)	6,962	(10,033)	264,139
Fidelity® VIP Growth Portfolio - Initial Class	640,507	(3,002)	46,984	(205,930)	(161,948)	949	(11,443)	167	1,867	(8,460)	(170,408)	470,099
Fidelity® VIP Growth Portfolio - Service Class 2	94,084	(655)	6,061	(29,455)	(24,049)	-	-	(7)	338	331	(23,718)	70,366
Fidelity® VIP High Income Portfolio - Service Class 2	7,474	263	(32)	(1,159)	(928)	-	-	(15)	(173)	(188)	(1,116)	6,358
Fidelity® VIP Index 500 Portfolio - Initial Class	3,382,552	6,814	272,859	(891,838)	(612,165)	10,831	(319,729)	(1,951)	(49,550)	(360,399)	(972,564)	2,409,988
Fidelity® VIP Index 500 Portfolio - Service Class 2	3,209,179	(1,445)	304,023	(889,392)	(586,814)	7,938	(200,004)	(4,301)	(325,491)	(521,858)	(1,108,672)	2,100,507
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	5,984,192	53,502	243,836	(1,112,440)	(815,102)	20,286	(356,922)	(6,218)	(6,622)	(349,476)	(1,164,578)	4,819,614
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,843,200	(21,378)	154,373	(575,870)	(442,875)	21,530	(209,061)	(2,738)	(59,523)	(249,792)	(692,667)	2,150,533
Fidelity® VIP Overseas Portfolio - Initial Class	841,391	(522)	18,112	(229,206)	(211,616)	14,910	(62,063)	(502)	54,751	7,096	(204,520)	636,871
Fidelity® VIP Real Estate Portfolio - Service Class 2	645,297	(543)	16,546	(192,216)	(176,213)	1,730	(41,913)	(845)	(7,083)	(48,111)	(224,324)	420,973
Franklin Global Real Estate VIP Fund - Class 2	581,428	5,786	34,938	(195,592)	(154,868)	6,113	(14,544)	(384)	7,265	(1,550)	(156,418)	425,010
Franklin Mutual Shares VIP Fund - Class 2	103,197	538	9,129	(18,397)	(8,730)	-	(8,021)	(127)	(286)	(8,434)	(17,164)	86,033
Franklin Small Cap Value VIP Fund - Class 2	1,162,514	(2,016)	170,219	(294,451)	(126,248)	6,291	(64,092)	(1,147)	(16,627)	(75,575)	(201,823)	960,691
Franklin Small-Mid Cap Growth VIP Fund - Class 2	181,379	(1,592)	32,121	(93,579)	(63,050)	1,389	(2,421)	(134)	3,482	2,316	(60,734)	120,645

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Franklin U.S. Government Securities VIP Fund - Class 2	$125,445	$1,189	$(2,203)	$(11,538)	$(12,552)	$5,076	$(14,912)	$(78)	$623	$(9,291)	$(21,843)	$103,602
Templeton Global Bond VIP Fund - Class 2	20,977	(122)	(4,579)	4,205	(496)	-	(11,925)	(6)	(156)	(12,087)	(12,583)	8,394
Templeton Growth VIP Fund - Class 2	123,089	(1,085)	855	(14,275)	(14,505)	1,100	(7,926)	(97)	596	(6,327)	(20,832)	102,257
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	377,247	(804)	58,023	(92,394)	(35,175)	3,355	(10,502)	201	(4,608)	(11,554)	(46,729)	330,518
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	299,679	(1,871)	53,097	(111,963)	(60,737)	3,111	(7,136)	(205)	1,581	(2,649)	(63,386)	236,293
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	450,820	(4,079)	75,794	(162,831)	(91,116)	1,512	(26,553)	(588)	4,706	(20,923)	(112,039)	338,781
T. Rowe Price All-Cap Opportunities Portfolio	5,163,728	(49,849)	221,183	(1,312,431)	(1,141,097)	20,239	(266,215)	(6,563)	92,148	(160,391)	(1,301,488)	3,862,240
T. Rowe Price Equity Income Portfolio	5,116,898	29,651	237,508	(493,296)	(226,137)	40,836	(413,681)	(6,508)	(361,742)	(741,095)	(967,232)	4,149,666
T. Rowe Price Moderate Allocation Portfolio	709,530	1,961	7,912	(139,745)	(129,872)	1,365	(66,630)	(422)	3,213	(62,474)	(192,346)	517,184
T. Rowe Price International Stock Portfolio	2,594,207	(9,110)	41,153	(459,555)	(427,512)	16,785	(171,069)	(3,374)	12,375	(145,283)	(572,795)	2,021,412

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
American Century VP Capital Appreciation Fund	$86,460	$(1,084)	$11,994	$(2,450)	$8,460	$2,741	$(4,461)	$(101)	$(1,525)	$(3,346)	$5,114	$91,574
American Century VP Inflation Protection Bond Fund	20,286	457	79	557	1,093	-	(251)	(34)	389	104	1,197	21,483
American Century VP Ultra® Fund	349,653	(4,641)	30,124	50,636	76,119	3,504	(1,099)	(146)	(668)	1,591	77,710	427,363
BNY Mellon VIF Appreciation Portfolio - Initial Shares	49,393	(423)	5,159	7,977	12,713	1,490	(596)	(101)	(610)	183	12,896	62,289
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	124,099	(1,006)	11,332	19,419	29,745	1,100	(2,359)	(115)	88	(1,286)	28,459	152,558
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	146,529	(1,719)	3,930	19,724	21,935	6,458	(11,942)	(226)	(3,845)	(9,555)	12,380	158,909
Calvert VP EAFE International Index Portfolio - Class F	1,390,186	8,586	18,605	102,896	130,087	88,298	(150,641)	(4,373)	(3,659)	(70,375)	59,712	1,449,898
Calvert VP Russell 2000® Small Cap Index Portfolio	437,294	(2,144)	20,645	38,945	57,446	2,924	(3,043)	48	(8,339)	(8,410)	49,036	486,330
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	50,609	(231)	2,570	3,997	6,336	-	-	(77)	(4,610)	(4,687)	1,649	52,258
Calvert VP S&P MidCap 400 Index Portfolio	240,634	(952)	14,348	41,069	54,465	1,000	(7,597)	(205)	(954)	(7,756)	46,709	287,343
Calvert VP S&P MidCap 400 Index Portfolio - Class F	48,368	(190)	2,147	8,741	10,698	-	-	(63)	(2,423)	(2,486)	8,212	56,580
DWS Global Small Cap VIP - Class A	19,151	(174)	61	2,707	2,594	-	-	(42)	(143)	(185)	2,409	21,560
Federated Hermes Government Money Fund II - Service Shares	472,952	(5,607)	-	-	(5,607)	7,398	(13,343)	(545)	13,374	6,884	1,277	474,229
Federated Hermes Managed Volatility Fund II - Primary Shares	308,412	1,870	1,751	49,489	53,110	5,791	(7,496)	(349)	3,995	1,941	55,051	363,463
Federated Hermes Quality Bond Fund II - Primary Shares	1,687,802	24,471	30,072	(85,074)	(30,531)	37,037	(69,935)	(1,681)	(529,982)	(564,561)	(595,092)	1,092,710
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,701,485	(30,330)	489,684	170,972	630,326	60,262	(138,765)	(2,902)	(338,119)	(419,524)	210,802	2,912,287

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$416,252	$(5,463)	$64,859	$48,849	$108,245	$-	$(926)	$(385)	$(4,990)	$(6,301)	$101,944	$518,196
Fidelity® VIP Disciplined Small Cap - Service Class 2	167	(2)	4	29	31	-	-	(2)	-	(2)	29	196
Fidelity® VIP Growth & Income Portfolio - Initial Class	223,023	3,182	15,489	35,455	54,126	1,970	(1,233)	(286)	(3,428)	(2,977)	51,149	274,172
Fidelity® VIP Growth Portfolio - Initial Class	527,108	(7,047)	130,145	(8,197)	114,901	3,239	(5,987)	217	1,029	(1,502)	113,399	640,507
Fidelity® VIP Growth Portfolio - Service Class 2	77,511	(1,036)	18,605	(922)	16,647	-	-	(7)	(67)	(74)	16,573	94,084
Fidelity® VIP High Income Portfolio - Service Class 2	8,152	308	(28)	(68)	212	-	(999)	(16)	125	(890)	(678)	7,474
Fidelity® VIP Index 500 Portfolio - Initial Class	2,918,577	1,735	261,838	479,676	743,249	21,024	(171,677)	(1,849)	(126,772)	(279,274)	463,975	3,382,552
Fidelity® VIP Index 500 Portfolio - Service Class 2	2,694,288	(4,769)	204,582	507,302	707,115	121,177	(251,121)	(6,896)	(55,384)	(192,224)	514,891	3,209,179
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4,897,188	54,545	190,310	(349,486)	(104,631)	194,557	(477,331)	(8,731)	1,483,140	1,191,635	1,087,004	5,984,192
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,313,956	(27,891)	660,522	50,297	682,928	97,894	(304,620)	(5,586)	(941,372)	(1,153,684)	(470,756)	2,843,200
Fidelity® VIP Overseas Portfolio - Initial Class	698,374	(4,890)	96,244	32,939	124,293	17,566	(43,680)	(480)	45,318	18,724	143,017	841,391
Fidelity® VIP Real Estate Portfolio - Service Class 2	490,463	(1,449)	6,933	176,532	182,016	30,030	(48,601)	(1,465)	(7,146)	(27,182)	154,834	645,297
Franklin Global Real Estate VIP Fund - Class 2	506,412	(1,640)	28,589	94,391	121,340	5,254	(24,230)	(384)	(26,964)	(46,324)	75,016	581,428
Franklin Mutual Shares VIP Fund - Class 2	116,769	1,565	(1,321)	20,620	20,864	-	(1,979)	(141)	(32,316)	(34,436)	(13,572)	103,197
Franklin Small Cap Value VIP Fund - Class 2	1,144,510	(1,974)	22,601	235,606	256,233	25,201	(77,429)	(1,754)	(184,247)	(238,229)	18,004	1,162,514
Franklin Small-Mid Cap Growth VIP Fund - Class 2	175,562	(2,215)	22,013	(4,474)	15,324	1,369	(9,689)	(170)	(1,017)	(9,507)	5,817	181,379

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Franklin U.S. Government Securities VIP Fund - Class 2	$126,623	$1,626	$(722)	$(4,755)	$(3,851)	$5,045	$(3,984)	$(82)	$1,694	$2,673	$(1,178)	$125,445
Templeton Global Bond VIP Fund - Class 2	21,624	(252)	(237)	(846)	(1,335)	-	(333)	(6)	1,027	688	(647)	20,977
Templeton Growth VIP Fund - Class 2	137,540	(143)	423	4,588	4,868	2,560	(4,337)	(104)	(17,438)	(19,319)	(14,451)	123,089
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	324,152	(1,000)	45,335	42,127	86,462	4,715	(12,838)	269	(25,513)	(33,367)	53,095	377,247
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	296,355	(2,090)	28,067	31,112	57,089	4,370	(29,066)	(261)	(28,808)	(53,765)	3,324	299,679
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	468,770	(4,304)	35,357	57,223	88,276	18,896	(44,707)	(1,221)	(79,194)	(106,226)	(17,950)	450,820
T. Rowe Price All-Cap Opportunities Portfolio	4,509,974	(58,853)	1,084,776	(164,287)	861,636	166,891	(361,150)	(9,981)	(3,642)	(207,882)	653,754	5,163,728
T. Rowe Price Equity Income Portfolio	4,701,491	18,630	405,730	656,359	1,080,719	198,325	(456,922)	(10,721)	(395,994)	(665,312)	415,407	5,116,898
T. Rowe Price Moderate Allocation Portfolio	674,283	(1,506)	72,897	(13,189)	58,202	991	(39,644)	(461)	16,159	(22,955)	35,247	709,530
T. Rowe Price International Stock Portfolio	2,412,967	(15,118)	210,918	(201,707)	(5,907)	114,400	(243,562)	(5,754)	322,063	187,147	181,240	2,594,207

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002 and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following forty-three investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
BNY Mellon Variable Investment Fund	Fidelity® VIP Index 500 Portfolio - Service Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Fidelity® VIP Mid Cap Portfolio - Service Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Fidelity® VIP Overseas Portfolio - Initial Class
Calvert Variable Products, Inc.	Fidelity® VIP Real Estate Portfolio - Service Class 2
Calvert VP EAFE International Index Portfolio - Class F	Franklin Templeton Variable Insurance Products Trust
Calvert VP Russell 2000® Small Cap Index Portfolio	Franklin Global Real Estate VIP Fund - Class 2
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	Franklin Mutual Shares VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Franklin Small Cap Value VIP Fund - Class 2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Deutsche DWS Variable Series I	Franklin U.S. Government Securities VIP Fund - Class 2
DWS Global Small Cap VIP - Class A	Templeton Global Bond VIP Fund - Class 2
Deutsche DWS Variable Series II	Templeton Growth VIP Fund - Class 2
DWS International Growth VIP - Class A (1)	J.P. Morgan Insurance Trust
Federated Hermes Insurance Series	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Federated Hermes Government Money Fund II - Service Shares	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Managed Volatility Fund II - Primary Shares	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Equity Series, Inc.
Fidelity® Variable Insurance Products Funds	T. Rowe Price All-Cap Opportunities Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Contrafund® Portfolio - Service Class 2	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Disciplined Small Cap - Service Class 2	T. Rowe Price International Series, Inc
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth Portfolio - Initial Class

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2022 and 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$23,029	$5,217
American Century VP Inflation Protection Bond Fund	1,393	1,219
American Century VP Ultra® Fund	28,790	104,314

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	15,746	1,453
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	29,236	3,689
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	31,028	5,577

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	217,222	138,960
Calvert VP Russell 2000® Small Cap Index Portfolio	48,683	48,046
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	8,984	886
Calvert VP S&P MidCap 400 Index Portfolio	23,099	70,206
Calvert VP S&P MidCap 400 Index Portfolio - Class F	4,940	14,564

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	4,488	477

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	17,552	34,626
Federated Hermes Managed Volatility Fund II - Primary Shares	80,387	29,367
Federated Hermes Quality Bond Fund II - Primary Shares	45,647	90,730

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	$170,375	$74,342
Fidelity® VIP Contrafund® Portfolio - Service Class 2	33,651	9,098
Fidelity® VIP Disciplined Small Cap - Service Class 2	32	178
Fidelity® VIP Growth & Income Portfolio - Initial Class	19,581	5,983
Fidelity® VIP Growth Portfolio - Initial Class	44,503	17,312
Fidelity® VIP Growth Portfolio - Service Class 2	6,492	919
Fidelity® VIP High Income Portfolio - Service Class 2	443	368
Fidelity® VIP Index 500 Portfolio - Initial Class	78,278	409,953
Fidelity® VIP Index 500 Portfolio - Service Class 2	54,282	556,221
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	429,829	448,170
Fidelity® VIP Mid Cap Portfolio - Service Class 2	178,866	292,010
Fidelity® VIP Overseas Portfolio - Initial Class	84,174	71,643
Fidelity® VIP Real Estate Portfolio - Service Class 2	26,582	59,200

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	60,097	21,531
Franklin Mutual Shares VIP Fund - Class 2	11,577	9,636
Franklin Small Cap Value VIP Fund - Class 2	203,552	92,853
Franklin Small-Mid Cap Growth VIP Fund - Class 2	39,519	4,017
Franklin U.S. Government Securities VIP Fund - Class 2	7,620	15,722
Templeton Global Bond VIP Fund - Class 2	125	12,334
Templeton Growth VIP Fund - Class 2	1,659	9,071

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	55,967	18,716
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	59,753	11,373
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	87,751	33,817

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	363,111	358,479
T. Rowe Price Equity Income Portfolio	320,560	817,359
T. Rowe Price Moderate Allocation Portfolio	22,172	72,042

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	118,932	224,004

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	371	138	233	69	150	(81)
American Century VP Inflation Protection Bond Fund	21	67	(46)	35	28	7
American Century VP Ultra® Fund	76	1,985	(1,909)	61	30	31

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6	23	(17)	38	33	5
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	46	52	(6)	51	84	(33)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	130	189	(59)	271	644	(373)

Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	9,123	6,496	2,627	4,491	7,603	(3,112)
Calvert VP Russell 2000® Small Cap Index Portfolio	247	1,392	(1,145)	128	366	(238)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	79	8	71	17	108	(91)
Calvert VP S&P MidCap 400 Index Portfolio	31	1,603	(1,572)	58	243	(185)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	16	339	(323)	12	73	(61)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	35	8	27	3	7	(4)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,434	3,285	(1,851)	4,017	3,264	753
Federated Hermes Managed Volatility Fund II - Primary Shares	264	1,450	(1,186)	565	448	117
Federated Hermes Quality Bond Fund II - Primary Shares	625	6,915	(6,290)	8,994	53,068	(44,074)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,090	1,104	(14)	1,420	9,984	(8,564)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	233	78	155	41	137	(96)
Fidelity® VIP Disciplined Small Cap - Service Class 2	-	6	(6)	-	-	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	274	83	191	52	144	(92)
Fidelity® VIP Growth Portfolio - Initial Class	72	257	(185)	113	134	(21)
Fidelity® VIP Growth Portfolio - Service Class 2	5	-	5	3	3	-
Fidelity® VIP High Income Portfolio - Service Class 2	4	12	(8)	5	41	(36)
Fidelity® VIP Index 500 Portfolio - Initial Class	507	8,913	(8,406)	1,155	7,987	(6,832)
Fidelity® VIP Index 500 Portfolio - Service Class 2	156	10,147	(9,991)	2,380	5,782	(3,402)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,883	33,115	(29,232)	132,086	41,888	90,198
Fidelity® VIP Mid Cap Portfolio - Service Class 2	423	6,217	(5,794)	2,062	27,787	(25,725)
Fidelity® VIP Overseas Portfolio - Initial Class	3,386	2,946	440	4,904	4,344	560
Fidelity® VIP Real Estate Portfolio - Service Class 2	146	1,163	(1,017)	1,030	1,513	(483)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	1,016	1,003	13	1,513	4,220	(2,707)
Franklin Mutual Shares VIP Fund - Class 2	5	370	(365)	23	1,392	(1,369)
Franklin Small Cap Value VIP Fund - Class 2	196	2,187	(1,991)	690	6,925	(6,235)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	129	73	56	31	222	(191)
Franklin U.S. Government Securities VIP Fund - Class 2	436	1,136	(700)	500	303	197
Templeton Global Bond VIP Fund - Class 2	11	961	(950)	78	25	53
Templeton Growth VIP Fund - Class 2	96	422	(326)	162	1,189	(1,027)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	86	378	(292)	144	1,011	(867)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	175	250	(75)	101	1,420	(1,319)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	199	655	(456)	363	2,401	(2,038)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	2,633	5,193	(2,560)	3,238	6,291	(3,053)
T. Rowe Price Equity Income Portfolio	939	24,808	(23,869)	6,307	28,431	(22,124)
T. Rowe Price Moderate Allocation Portfolio	127	2,372	(2,245)	769	1,545	(776)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	2,828	9,719	(6,891)	17,657	10,176	7,481

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

American Century VP Capital Appreciation Fund:
2022	2,413	$29.83	$71,985	-%	1.20%	(28.98)%
2021	2,180	42.00	91,574	-	1.20	9.86
2020	2,261	38.23	86,460	-	1.20	40.76
2019	2,275	27.16	61,801	-	1.20	33.95
2018	2,326	20.28	47,163	-	1.20	(6.33)
American Century VP Inflation Protection Bond Fund:
2022	1,357	13.18	17,894	5.17	1.20	(13.91)
2021	1,403	15.31	21,483	3.39	1.20	5.30
2020	1,396	14.54	20,286	1.12	1.20	8.51
2019	8,727	13.40	116,915	2.53	1.20	7.89
2018	9,881	12.42	122,728	3.10	1.20	(3.72)
American Century VP Ultra® Fund:
2022	5,258	39.85	209,513	-	1.20	(33.17)
2021	7,167	59.63	427,363	-	1.20	21.69
2020	7,136	49.00	349,653	-	1.20	48.08
2019	6,165	33.09	204,020	-	1.20	32.98
2018	6,116	24.88	152,192	0.25	1.20	(0.44)
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	1,362	36.57	49,818	0.67	1.20	(19.04)
2021	1,379	45.17	62,289	0.44	1.20	25.61
2020	1,374	35.96	49,393	0.77	1.20	22.23
2019	1,638	29.42	48,179	1.17	1.20	34.49
2018	1,717	21.88	37,559	1.24	1.20	(7.95)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	3,323	38.57	128,175	0.80	1.20	(15.84)
2021	3,329	45.83	152,558	0.48	1.20	24.13
2020	3,362	36.92	124,099	0.77	1.20	23.15
2019	3,737	29.98	112,019	1.08	1.20	27.61
2018	3,851	23.49	90,467	0.80	1.20	(5.85)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	6,037	21.48	129,664	-	1.20	(17.61)
2021	6,096	26.07	158,909	0.11	1.20	15.10
2020	6,469	22.65	146,529	0.76	1.20	18.46
2019	8,678	19.12	165,931	-	1.20	20.34
2018	10,204	15.89	162,123	-	1.20	(20.03)
Calvert VP EAFE International Index Portfolio - Class F:
2022	66,882	19.01	1,271,379	3.70	1.20	(15.74)
2021	64,255	22.56	1,449,898	1.78	1.20	9.30
2020	67,367	20.64	1,390,186	3.22	1.20	6.28
2019	79,864	19.42	1,550,704	2.34	1.20	19.59
2018	105,498	16.24	1,713,179	3.50	1.20	(14.84)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	12,408	$28.18	$349,707	0.81%	1.20%	(21.46)%
2021	13,553	35.88	486,330	0.75	1.20	13.15
2020	13,791	31.71	437,294	1.04	1.20	18.23
2019	16,450	26.82	441,194	0.93	1.20	23.59
2018	16,904	21.70	366,812	1.07	1.20	(12.29)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	1,050	41.86	43,960	0.85	1.20	(21.61)
2021	979	53.40	52,258	0.75	1.20	12.94
2020	1,070	47.28	50,609	1.01	1.20	17.99
2019	1,655	40.07	66,325	0.93	1.20	23.33
2018	1,507	32.49	48,969	1.07	1.20	(12.52)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	4,706	39.20	184,466	0.90	1.20	(14.35)
2021	6,278	45.77	287,343	0.84	1.20	22.94
2020	6,463	37.23	240,634	1.21	1.20	11.97
2019	7,283	33.25	242,160	1.19	1.20	24.35
2018	7,624	26.74	203,868	1.14	1.20	(12.39)
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	917	39.00	35,775	0.90	1.20	(14.53)
2021	1,240	45.63	56,580	0.84	1.20	22.73
2020	1,301	37.18	48,368	1.03	1.20	11.75
2019	2,369	33.27	78,831	1.17	1.20	24.06
2018	2,370	26.82	63,559	1.16	1.20	(12.61)
DWS Global Small Cap VIP - Class A:
2022	584	29.07	16,988	0.55	1.20	(24.96)
2021	557	38.74	21,560	0.36	1.20	13.57
2020	561	34.11	19,151	0.79	1.20	15.98
2019	536	29.41	15,774	-	1.20	19.84
2018	719	24.54	17,655	0.27	1.20	(21.47)
Federated Hermes Government Money Fund II - Service Shares:
2022	50,090	9.13	457,155	1.14	1.20	-
2021	51,941	9.13	474,229	-	1.20	(1.19)
2020	51,188	9.24	472,952	0.11	1.20	(0.96)
2019	23,276	9.33	217,208	1.63	1.20	0.42
2018	24,197	9.29	224,819	1.21	1.20	-
Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	17,333	16.73	289,930	1.85	1.20	(14.77)
2021	18,519	19.63	363,463	1.74	1.20	17.12
2020	18,402	16.76	308,412	2.64	1.20	(0.30)
2019	19,277	16.81	323,954	2.08	1.20	18.84
2018	20,121	14.15	284,614	2.15	1.20	(9.53)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	80,986	11.22	909,017	2.59	1.20	(10.38)
2021	87,276	12.52	1,092,710	2.89	1.20	(2.57)
2020	131,350	12.85	1,687,802	3.10	1.20	6.82
2019	182,406	12.03	2,193,912	3.18	1.20	8.17
2018	240,920	11.12	2,679,393	3.07	1.20	(1.77)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	49,843	$42.53	$2,119,947	0.51%	1.20%	(27.19)%
2021	49,857	58.41	2,912,287	0.06	1.20	26.32
2020	58,421	46.24	2,701,485	0.24	1.20	29.02
2019	65,999	35.84	2,365,509	0.46	1.20	30.02
2018	72,386	27.57	1,995,345	0.62	1.20	(7.48)
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	8,066	47.58	383,830	0.27	1.20	(27.37)
2021	7,911	65.51	518,196	0.03	1.20	26.01
2020	8,007	51.99	416,252	0.08	1.20	28.69
2019	11,349	40.40	458,466	0.22	1.20	29.73
2018	11,542	31.14	359,447	0.26	1.20	(7.76)
Fidelity® VIP Disciplined Small Cap - Service Class 2:
2022	-	-	-	-	1.20	(9.61)
2021	6	34.96	196	-	1.20	18.71
2020	6	29.45	167	0.78	1.20	17.24
2019	6	25.12	144	0.74	1.20	22.69
2018	6	20.47	119	0.43	1.20	(13.67)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	7,601	34.75	264,139	1.69	1.20	(6.08)
2021	7,410	37.00	274,172	2.44	1.20	24.45
2020	7,502	29.73	223,023	2.14	1.20	6.56
2019	7,753	27.90	216,284	3.56	1.20	28.53
2018	8,923	21.71	193,697	0.34	1.20	(10.07)
Fidelity® VIP Growth Portfolio - Initial Class:
2022	10,796	43.54	470,099	0.62	1.20	(25.36)
2021	10,981	58.33	640,507	-	1.20	21.75
2020	11,002	47.91	527,108	0.08	1.20	42.21
2019	13,795	33.69	464,827	0.26	1.20	32.71
2018	14,412	25.39	365,861	0.24	1.20	(1.36)
Fidelity® VIP Growth Portfolio - Service Class 2:
2022	1,230	57.21	70,366	0.35	1.20	(25.54)
2021	1,225	76.83	94,084	-	1.20	21.45
2020	1,225	63.26	77,511	0.04	1.20	41.84
2019	1,222	44.60	54,494	0.05	1.20	32.40
2018	919	33.68	30,962	0.04	1.20	(1.64)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	286	22.22	6,358	5.17	1.20	(12.69)
2021	294	25.45	7,474	5.28	1.20	3.04
2020	330	24.70	8,152	1.76	1.20	1.23
2019	5,255	24.40	128,215	4.91	1.20	13.42
2018	6,617	21.51	142,361	5.59	1.20	(4.78)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	62,571	38.52	2,409,988	1.45	1.20	(19.18)
2021	70,977	47.66	3,382,552	1.25	1.20	27.06
2020	77,809	37.51	2,918,577	1.70	1.20	16.85
2019	97,947	32.10	3,144,549	1.96	1.20	29.78
2018	104,582	24.73	2,586,745	1.87	1.20	(5.65)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Index 500 Portfolio - Service Class 2:
2022	43,129	$48.70	$2,100,507	1.13%	1.20%	(19.38)%
2021	53,120	60.41	3,209,179	1.03	1.20	26.73
2020	56,522	47.67	2,694,288	1.46	1.20	16.55
2019	72,432	40.90	2,962,555	1.74	1.20	29.47
2018	80,917	31.59	2,556,223	1.57	1.20	(5.87)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class:
2022	430,370	11.20	4,819,614	2.22	1.20	(13.98)
2021	459,602	13.02	5,984,192	2.20	1.20	(1.81)
2020	369,404	13.26	4,897,188	2.31	1.20	8.16
2019	351,274	12.26	4,308,155	2.67	1.20	8.33
2018	387,692	11.32	4,387,673	2.44	1.20	(1.65)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	52,244	41.16	2,150,533	0.26	1.20	(15.98)
2021	58,038	48.99	2,843,200	0.31	1.20	23.84
2020	83,763	39.56	3,313,956	0.41	1.20	16.46
2019	86,766	33.97	2,947,445	0.69	1.20	21.72
2018	84,100	27.91	2,347,158	0.42	1.20	(15.81)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	31,128	20.46	636,871	1.11	1.20	(25.38)
2021	30,688	27.42	841,391	0.55	1.20	18.29
2020	30,128	23.18	698,374	0.42	1.20	14.24
2019	36,181	20.29	734,158	2.48	1.20	26.25
2018	18,111	16.07	291,081	1.55	1.20	(15.82)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2022	10,680	39.42	420,973	1.08	1.20	(28.55)
2021	11,697	55.17	645,297	0.94	1.20	37.00
2020	12,180	40.27	490,463	1.91	1.20	(7.89)
2019	12,856	43.72	562,113	1.43	1.20	21.49
2018	15,146	35.99	545,041	2.84	1.20	(7.55)
Franklin Global Real Estate VIP Fund - Class 2:
2022	29,692	14.31	425,010	2.40	1.20	(26.95)
2021	29,679	19.59	581,428	0.89	1.20	25.26
2020	32,386	15.64	506,412	3.18	1.20	(6.52)
2019	31,435	16.73	525,775	2.65	1.20	20.96
2018	35,057	13.83	484,868	2.58	1.20	(7.86)
Franklin Mutual Shares VIP Fund - Class 2:
2022	3,752	22.93	86,033	1.78	1.20	(8.54)
2021	4,117	25.07	103,197	2.59	1.20	17.81
2020	5,486	21.28	116,769	2.67	1.20	(6.21)
2019	7,630	22.69	173,099	1.79	1.20	21.14
2018	7,452	18.73	139,571	2.43	1.20	(10.17)
Franklin Small Cap Value VIP Fund - Class 2:
2022	26,398	36.39	960,691	0.99	1.20	(11.14)
2021	28,389	40.95	1,162,514	1.03	1.20	23.90
2020	34,624	33.05	1,144,510	1.43	1.20	3.93
2019	32,842	31.80	1,044,471	1.05	1.20	24.84
2018	35,741	25.47	910,405	0.95	1.20	(13.92)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	3,697	$32.64	$120,645	-%	1.20%	(34.47)%
2021	3,641	49.81	181,379	-	1.20	8.71
2020	3,832	45.82	175,562	-	1.20	53.24
2019	4,331	29.90	129,486	-	1.20	29.89
2018	4,566	23.02	105,105	-	1.20	(6.50)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	8,774	11.81	103,602	2.30	1.20	(10.80)
2021	9,474	13.24	125,445	2.47	1.20	(3.00)
2020	9,277	13.65	126,623	3.49	1.20	2.63
2019	9,142	13.30	121,626	2.91	1.20	3.95
2018	14,795	12.79	189,290	2.73	1.20	(0.85)
Templeton Global Bond VIP Fund - Class 2:
2022	706	11.90	8,394	-	1.20	(6.08)
2021	1,656	12.67	20,977	-	1.20	(6.08)
2020	1,603	13.49	21,624	8.56	1.20	(6.45)
2019	1,576	14.42	22,716	7.17	1.20	0.83
2018	1,676	14.30	23,962	-	1.20	0.70
Templeton Growth VIP Fund - Class 2:
2022	6,179	16.55	102,257	0.16	1.20	(12.53)
2021	6,505	18.92	123,089	1.08	1.20	3.61
2020	7,532	18.26	137,540	3.00	1.20	4.52
2019	7,352	17.47	128,426	2.79	1.20	13.81
2018	7,738	15.35	118,775	1.97	1.20	(15.89)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	8,141	40.60	330,518	0.96	1.20	(9.23)
2021	8,433	44.73	377,247	0.91	1.20	28.35
2020	9,300	34.85	324,152	1.44	1.20	(0.83)
2019	9,893	35.14	347,687	1.60	1.20	25.25
2018	10,199	28.06	286,146	0.97	1.20	(12.88)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	7,010	33.71	236,293	0.45	1.20	(20.31)
2021	7,085	42.30	299,679	0.53	1.20	19.97
2020	8,404	35.26	296,355	0.84	1.20	12.33
2019	6,329	31.39	198,685	0.39	1.20	23.09
2018	6,903	25.50	176,032	0.41	1.20	(13.00)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2022	7,899	42.89	338,781	0.09	1.20	(20.52)
2021	8,355	53.96	450,820	0.31	1.20	19.65
2020	10,393	45.10	468,770	0.59	1.20	11.97
2019	7,738	40.28	311,653	0.18	1.20	22.80
2018	7,800	32.80	255,845	0.08	1.20	(13.25)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	69,244	55.78	3,862,240	-	1.20	(22.43)
2021	71,804	71.91	5,163,728	-	1.20	19.35
2020	74,857	60.25	4,509,974	-	1.20	42.67
2019	98,334	42.23	4,152,823	0.39	1.20	33.33
2018	115,644	31.67	3,662,777	0.28	1.20	(0.06)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Equity Income Portfolio:
2022	134,270	$30.91	$4,149,666	1.84%	1.20%	(4.48)%
2021	158,139	32.36	5,116,898	1.56	1.20	24.08
2020	180,263	26.08	4,701,491	2.35	1.20	(0.04)
2019	178,326	26.09	4,651,907	2.32	1.20	24.92
2018	186,233	20.89	3,889,524	1.93	1.20	(10.57)
T. Rowe Price Moderate Allocation Portfolio:
2022	20,900	24.75	517,184	1.54	1.20	(19.28)
2021	23,145	30.66	709,530	0.98	1.20	8.76
2020	23,921	28.19	674,283	1.38	1.20	13.17
2019	25,221	24.91	628,135	1.94	1.20	18.41
2018	32,385	21.04	681,297	1.77	1.20	(6.20)
T. Rowe Price International Stock Portfolio:
2022	101,913	19.83	2,021,412	0.76	1.20	(16.82)
2021	108,804	23.84	2,594,207	0.61	1.20	0.13
2020	101,323	23.81	2,412,967	0.51	1.20	13.06
2019	134,323	21.06	2,828,562	2.15	1.20	26.28
2018	169,558	16.68	2,827,866	1.38	1.20	(15.20)

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.